SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Year ended December 31, 2014
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	124,000	$9.61	3.68
Granted	-
Forfeited	(12,000)	$18.6

Outstanding at the end of the year	112,000	$8.65	3.01

Exercisable options at the end of the year	97,585	$8.45	2.88

Options vested and expected to vest at end of year	112,000	$8.65	3.01

Schedule of Nonvested Shares Activity
Nonvested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2014	6,000	$5.66

Granted	8,000	$5.75
Exercised	(4,000)	$5.59

Non-vested at December 31, 2014	10,000	$5.76

Schedule of Equity-based Compensation Expense
	Year ended December 31,
	2014	2013	2012

General and administrative	$97	$118	$117